SCHEDULE OF REPAYMENTS OF BANK LOANS (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Debt Disclosure [Abstract]
2025	$ 1,653,739
2026	1,301,272
2027	1,582,753
2028	427,334
2029	4,356
Total	$ 4,969,454	$ 5,442,467